Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,165,851)	$ (3,261,773)	$ (12,175,208)	$ (15,475,776)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	63,481	32,801	99,247	140,914
Gain on disposal of assets	(22,975)		(6,449)
Stock-based compensation	337,601	456,423	1,663,911	2,543,712
Amortization of debt discount		8,350	8,350	31,687
Amortization of debt issuance costs		373	373	1,405
Discount on investments	50,644	18,048	32,275	(1,600)
Changes in operating assets and liabilities:
Vendor receivable	27,500	173,499	145,999	(173,499)
Prepaid expenses and other current assets	216,381	151,999	73,699	(113,688)
Accounts payable	352,319	268,700	(191,889)	(355,606)
Accrued liabilities	(278,355)	(59,235)	131,848	(945,721)
Accrued payroll and other compensation	(209,061)	(307,994)	(228,648)	(99,021)
Net cash used in operating activities	(1,628,316)	(2,518,809)	(10,446,492)	(14,447,193)
Cash flows from investing activities:
Purchases of property and equipment				(6,397)
Net proceeds from the sale of property and equipment	22,975		103,531
Payment for security deposit		(6,976)	6,048	(2,217)
Patent costs				(2,359)
Purchases of investments	(8,773,000)	(21,983,000)	(56,650,000)	(43,601,000)
Proceeds from redemptions of investments	9,840,000	21,255,000	68,065,000	40,469,000
Net cash provided by (used in) investing activities	1,089,975	(734,976)	11,524,579	(3,142,973)
Cash flows from financing activities:
Proceeds from ESPP plan			25,025	16,814
Proceeds from public offering				15,000,000
Costs of public offering				(1,178,830)
Proceeds from the At-the-Market Offering, net		200,624	216,393	2,980,595
Costs of the At-the-Market Offering			(5,851)	(95,809)
Proceeds from exercise of warrants				2,089,476
Repayment of promissory notes		(375,000)	(375,000)	(365,000)
Proceeds from exercise of employee stock options				1,240,490
Reverse stock split fractional share payment			(68)
Net cash provided by (used in) financing activities		(174,376)	(139,501)	19,687,736
Net increase (decrease) in cash and cash equivalents	(538,341)	(3,428,161)	938,586	2,097,570
Cash and cash equivalents at beginning of period	5,930,731	4,992,145	4,992,145	2,894,575
Cash and cash equivalents at end of period	$ 5,392,390	1,563,984	5,930,731	4,992,145
Supplemental disclosure of cash flow information:
Cash paid for income taxes			1,332	1,332
Cash paid for interest		$ 114,411	$ 114,411	$ 89,908